Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 700	$ 520	$ 262
Redeemable convertible preferred stock, par value ( in dollars per share)	$ 0.0000	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	36,000,000	36,000,000
Redeemable convertible preferred stock, shares issued	0	30,523,036	30,523,036
Redeemable convertible preferred stock, shares outstanding	0	30,523,036	30,523,036
Liquidation preference		$ 77,326	$ 77,326
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized	5,000,000	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	0	81,420,040	80,714,412
Common stock, shares outstanding	0	81,420,040	80,714,412
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000	0	0
Common stock, shares issued	26,292,404	0	0
Common stock, shares outstanding	26,292,404	0	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	150,000,000	0	0
Common stock, shares issued	99,484,734	0	0
Common stock, shares outstanding	99,484,734	0	0